Expense Example - FidelityStockSelectorSmallCapFund-RetailPRO - FidelityStockSelectorSmallCapFund-RetailPRO - Fidelity Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	303
5 years	525
10 years	$ 1,166